Warrant derivative liability (Warrant activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]	Mar. 31, 2008 Public Warrants [Member]	Dec. 31, 2013 Unit Options [Member]		Dec. 31, 2012 Unit Options [Member]		Dec. 31, 2011 Unit Options [Member]	Dec. 31, 2013 Underwriter Warrants [Member]	Dec. 31, 2012 Underwriter Warrants [Member]	Dec. 31, 2011 Underwriter Warrants [Member]
Warrant Activity [Line Items]
Warrants fair value				$ 12	$ 12			$ 6		$ 5			$ 3	$ 1
Change in fair value of warrant derivative liability	$ (3)	$ 75	$ 925
Warrants outstanding		892,421	892,421	598,850	598,850	598,850	4,239,300	280,000	[1]	280,000	[1]	280,000	13,571	13,571	13,571

[1]	Each unit option includes one ordinary share and one ordinary share warrant.